ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Carrying Amounts of Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 105,282		$ 171,183
Restricted cash, current	219,096		245,474	$ 223,002
Short-term investments	194,720		16,043
Accounts receivable (net of allowance of US$12,913 and US$10,978 as of December 31, 2018 and 2019, respectively)	66,379		58,687
Funds receivable	8,372		5,474
Prepayments and other current assets	31,509	$ 27,640	27,894
Commitment deposits (net of allowance of US$206 and nil as of December 31, 2017 and 2018, respectively)	188		191
Total current assets	686,680		668,837
Non-current assets:
Property and equipment, net	695,457		727,739
Land use rights			33,153
Deferred tax assets, non-current	6,570		2,202
Deposit for non-current assets	618		902
Long-term investments	341,946		373,233
Restricted cash, non-current portion	42,452		6,990	$ 39,982
Other non-current assets	39,179	41,361	4,558
Total non-current assets	1,126,222		1,155,599
Total assets	1,812,902		1,824,436
Current liabilities:
Short-term loans and current portion of long-term loans	264,624		297,811
Deferred revenue	134,143		142,473
Accrued expenses and other liabilities	120,244	120,592	118,924
Customer's refundable fees	4,981		3,976
Income tax payable	4,207		2,383
Amounts due to a related party	9,227		19
Total current liabilities	640,205		600,913
Non-current liabilities:
Long-term loans, less current portion	428,269
Other non-current liabilities	138,435	$ 152,565	150,837
Deferred tax liabilities, non-current	90,723		97,578
Total non-current liabilities	582,245		628,323
Total liabilities	1,222,450		1,229,236
PRC Domestic Entities
Current assets:
Cash and cash equivalents	13,670		34,004
Restricted cash, current	217,951		214,876
Short-term investments			5,586
Accounts receivable (net of allowance of US$12,913 and US$10,978 as of December 31, 2018 and 2019, respectively)	40,836		25,910
Funds receivable	8,182		5,124
Prepayments and other current assets	27,644		25,384
Commitment deposits (net of allowance of US$206 and nil as of December 31, 2017 and 2018, respectively)	188		191
Total current assets	308,471		311,075
Non-current assets:
Property and equipment, net	342,146		358,432
Land use rights			32,428
Deferred tax assets, non-current	2,442		2
Deposit for non-current assets	265		95
Long-term investments	219,201		273,340
Restricted cash, non-current portion	35,363
Other non-current assets	32,972		1,815
Total non-current assets	632,389		666,112
Total assets	940,860		977,187
Current liabilities:
Short-term loans and current portion of long-term loans	70,215		76,267
Deferred revenue	32,254		32,816
Accrued expenses and other liabilities	54,543		36,266
Customer's refundable fees	2,209		3,274
Income tax payable	305		1,982
Amounts due to a related party	10,253
Intercompany payable to the non PRC Domestic Entities	408,775		445,556
Total current liabilities	578,554		596,161
Non-current liabilities:
Long-term loans, less current portion	46,525		44,891
Other non-current liabilities	64,456		51,144
Deferred tax liabilities, non-current	656		10,488
Total non-current liabilities	111,637		106,523
Total liabilities	690,191		702,684
Net Assets	$ 250,669		$ 274,503